Investment Strategy	Apr. 30, 2026
Mairs & Power Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in U.S. common stocks. The Fund’s investment adviser, Mairs & Power, Inc. (the “Adviser”), uses a long-term, bottom-up investment approach focused on identifying companies with above-average growth potential, durable competitive advantages, and attractive returns on invested capital, purchased at valuations the Adviser believes are reasonable. The Adviser follows a multi-cap approach and the Fund invests in stocks of small-cap, mid-cap and large-cap companies. In that pursuit, the Adviser does give some preference to companies in Minnesota and the Upper Midwest region of the U.S. (which the Adviser considers to be Illinois, Iowa, North Dakota, South Dakota and Wisconsin). The Fund may also invest up to 25% of its total assets in securities of foreign issuers listed on a U.S. exchange or represented by American Depositary Receipts (“ADRs”). The Fund may invest a significant portion of its assets in one or more sectors, including the Information Technology sector.

The Adviser seeks to keep the Fund’s assets reasonably fully invested, maintain relatively low portfolio turnover, and manage risks through diversification. Portfolio securities may be sold to realize gains, limit losses, manage risk or reallocate assets.

Strategy Portfolio Concentration [Text]	The Fund may also invest up to 25% of its total assets in securities of foreign issuers listed on a U.S. exchange or represented by American Depositary Receipts (“ADRs”). The Fund may invest a significant portion of its assets in one or more sectors, including the Information Technology sector.
Mairs & Power Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in U.S. common stock and other securities convertible into common stock as well as fixed income securities such as corporate bonds and U.S. Government securities. In selecting equity securities for the Fund, the Fund’s investment adviser, Mairs & Power, Inc. (the “Adviser”), uses a long-term, bottom-up investment approach focused on identifying companies with above-average growth potential, durable competitive advantages, and attractive returns on invested capital, purchased at valuations the Adviser believes are reasonable. In that pursuit, the Adviser does give some preference to companies in Minnesota and the Upper Midwest region of the U.S. (which the Adviser considers to be Illinois, Iowa, North Dakota, South Dakota and Wisconsin). The Adviser gives preference to higher rated investment-grade fixed income securities (rated Baa or better by Moody’s Investors Service or rated BBB or better by Standard & Poor’s). Lower rated convertible and non-convertible debt securities may be purchased if, in the opinion of the Adviser, the potential rewards outweigh the incremental risks. Lower rated debt securities may include debt securities rated below investment-grade (also known as “high yield” or “junk bonds”). The Fund may also invest up to 25% of its total assets in securities of foreign issuers listed on a U.S. exchange or represented by American Depositary Receipts (“ADRs”).

The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity and fixed income securities.
The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Strategy Portfolio Concentration [Text]	The Fund may also invest up to 25% of its total assets in securities of foreign issuers listed on a U.S. exchange or represented by American Depositary Receipts (“ADRs”).
Mairs & Power Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in U.S. common stocks issued by small-cap companies. For this purpose, small-cap companies are defined as companies whose market capitalization is within the market capitalization range represented by companies in the Russell 2000 Total Return Index. The Russell 2000 Total Return Index is a widely used benchmark for small-cap performance and is rebalanced continuously. As of December 31, 2025, the market capitalization range for the Russell 2000 Total Return Index was approximately $5.6 million to $31.1 billion, but is expected to change frequently. The Fund also may invest in common stocks issued by companies with market capitalizations above the market capitalization range of the Russell 2000 Total Return Index only if, after the purchase is made, the Fund has at least 80% of its net assets invested in small-cap securities.

The Fund’s investment adviser, Mairs & Power, Inc. (the “Adviser”), uses a long‑term, bottom‑up investment approach focused on identifying companies with above‑average growth potential, durable competitive advantages, and attractive returns on invested capital, purchased at valuations the Adviser believes are reasonable. In that pursuit, the Adviser does give some preference to companies in Minnesota and the Upper Midwest region of the U.S. (which the Adviser considers to be Illinois, Iowa, North Dakota, South Dakota, and Wisconsin). The Fund may also invest up to 25% of its total assets in securities of foreign issuers listed on a U.S. exchange or represented by American Depositary Receipts (“ADRs”). From time to time, the Fund may invest in initial public offerings (“IPOs”). The Fund may have significant investments in the industrials sector. The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates, and to moderate risk by investing in a diversified portfolio of equity securities.

The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	The Fund may also invest up to 25% of its total assets in securities of foreign issuers listed on a U.S. exchange or represented by American Depositary Receipts (“ADRs”). From time to time, the Fund may invest in initial public offerings (“IPOs”). The Fund may have significant investments in the industrials sector.